Cover	Oct. 29, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	In accordance with Instruction No. 2 to Item 5.02 of Form 8-K, Eagle Pharmaceuticals, Inc., or the Company, is filing this Current Report on Form 8-K/A, or the Amendment Filing, to amend the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on November 2, 2020, or the Original Filing. Except as expressly set forth herein, this Amendment Filing does not amend, modify or update the disclosures contained in the Original Filing.
Document Period End Date	Oct. 29, 2020
Entity File Number	001-36306
Entity Registrant Name	Eagle Pharmaceuticals, Inc.
Entity Central Index Key	0000827871
Entity Tax Identification Number	20-8179278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	50 Tice Boulevard
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Woodcliff Lake
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07677
City Area Code	201
Local Phone Number	326-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $0.001 per share)
Trading Symbol	EGRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false